Document and Entity Information	Jul. 01, 2015
Prospectus:
Document Type	497
Document Period End Date	Jul. 01, 2015
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Jul. 01, 2015
Document Effective Date	Jul. 01, 2015
Prospectus Date	Nov. 28, 2014
PACE® High Yield Investments | Class A
Prospectus:
Trading Symbol	PHIAX
PACE® High Yield Investments | Class C
Prospectus:
Trading Symbol	PHYCX
PACE® High Yield Investments | Class Y
Prospectus:
Trading Symbol	PHDYX
PACE® High Yield Investments | Class P
Prospectus:
Trading Symbol	PHYPX